Document and Entity Information	Sep. 16, 2019
Document And Entity Information [Abstract]
Entity Registrant Name	SKYLINE CHAMPION CORPORATION
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000090896
Document Period End Date	Sep. 16, 2019
Entity Emerging Growth Company	false
Trading Symbol	SKY
Entity File Number	001-04714
Entity Tax Identification Number	351038277
Entity Address, Address Line One	P. O. Box 743, 2520 By-Pass Road
Entity Address, City or Town	Elkhart
Entity Address, Country	IN
Entity Address, Postal Zip Code	46515
City Area Code	574
Local Phone Number	294-6521